U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2021
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U.S. GOVERNMENT SECURITIES

U.S. Government Securities at January 31, 2021 and 2020 are classified as held-to-maturity and mature as follows:

	2021		2020
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$9,906,669	$9,906,847	$13,332,474	$13,337,529

Due after one year	—	—	—	—

	$9,906,669	$9,906,847	$13,332,474	$13,337,529

The fair value of U.S. Government Securities have been valued using level 1 inputs.